Average Annual Total Returns{- Fidelity® Fund} - 06.30 Fidelity Fund Class K PRO-09 - Fidelity® Fund	Fidelity Fund-Class K Return Before Taxes Past 1 year	Fidelity Fund-Class K Return Before Taxes Past 5 years	Fidelity Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	33.31%	21.51%	17.22%	28.71%	18.47%	16.55%